Issued Capital and Reserves - Overview and General Remarks (Details)	Mar. 31, 2025 € / shares shares
Common shares
Issued Capital and Reserves
Number of shares authorized	386,250,000
Notional value per share | € / shares	€ 0.12
Preferred shares
Issued Capital and Reserves
Number of shares authorized	386,250,000
Notional value per share | € / shares	€ 0.12
Number of shares issued	0